DEBT (Details 2)														0 Months Ended			0 Months Ended
	Dec. 31, 2013 Senior notes CAD	Dec. 31, 2013 4.34 % senior notes maturing May 15, 2019 CAD	Dec. 31, 2013 4.40% senior notes maturing May 15, 2022 USD ($)	Dec. 31, 2013 4.40% senior notes maturing May 15, 2022 CAD	Dec. 31, 2013 4.40% senior notes maturing May 15, 2024 USD ($) item	Dec. 31, 2013 4.40% senior notes maturing May 15, 2024 CAD	Dec. 31, 2013 6.37% senior notes maturing June 18, 2015 CAD	Dec. 31, 2013 6.82% senior notes maturing June 18, 2015 USD ($)	Dec. 31, 2013 6.82% senior notes maturing June 18, 2015 CAD	Dec. 31, 2013 7.97% senior notes maturing June 18, 2021 USD ($) item	Dec. 31, 2013 7.97% senior notes maturing June 18, 2021 CAD	Dec. 31, 2013 5.46% senior notes maturing October 1, 2015 USD ($) item	Dec. 31, 2013 5.46% senior notes maturing October 1, 2015 CAD	Oct. 02, 2013 5.46% senior notes maturing October 1, 2015 Foreign exchange swap CAD	Dec. 31, 2013 6.62% senior notes maturing June 19, 2014 USD ($) item	Dec. 31, 2013 6.62% senior notes maturing June 19, 2014 CAD	Jun. 19, 2013 6.62% senior notes maturing June 19, 2014 Cross currency interest rate swap CAD
DEBT
Principal repayment of debt and associated derivative settlement														10,900,000			53,700,000
Number of annual installments					5	5				5	5	5	5		5	5
Coupon Rate (as a percent)		4.34%	4.40%	4.40%	4.40%	4.40%	6.37%	6.82%	6.82%	7.97%	7.97%	5.46%	5.46%		6.62%	6.62%
Original Principal		30,000,000	20,000,000		355,000,000		40,000,000	40,000,000		225,000,000		54,000,000			175,000,000
Remaining Principal		30,000,000	20,000,000		355,000,000		40,000,000	40,000,000		225,000,000		21,600,000			35,000,000
Carrying value	810,904,000	30,000,000		21,272,000		377,578,000	40,000,000		42,544,000		239,310,000		22,974,000			37,226,000
Current portion	48,713,000
Long-term portion	762,191,000